COMMITMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments
Minimum operating lease payments	$ 538,347	$ 579,551	$ 568,979
Total	$ 538,347	$ 579,551	$ 568,979